23) Loans and advances to customers (Tables)	12 Months Ended
Dec. 31, 2020
Loans And Advances To Customers Tables Abstract
Loans and advances to customers
	R$ thousand
	On December 31
	2020	2019
Companies	256,810,316	226,976,385
Financing and On-lending	108,461,841	104,138,378
Financing and export	51,461,844	47,484,556
Housing loans	18,538,907	16,822,185
Onlending BNDES/Finame	16,691,762	16,643,236
Vehicle loans	13,589,893	12,040,355
Import	5,696,949	8,398,252
Leases	2,482,486	2,749,794
Borrowings	140,384,792	111,327,898
Working capital	91,405,458	57,887,358
Rural loans	4,956,707	5,525,886
Other	44,022,627	47,914,654
Limit operations (1)	7,963,683	11,510,109
Credit card	3,966,504	4,000,712
Overdraft for corporates/Individuals	3,997,179	7,509,397

Individuals	256,406,447	230,415,990
Financing and On-lending	93,134,830	78,615,264
Housing loans	59,064,431	44,175,642
Vehicle loans	27,818,022	28,350,727
Onlending BNDES/Finame	6,105,589	5,872,331
Other	146,788	216,564
Borrowings	118,655,689	105,427,418
Payroll-deductible loans	69,897,126	63,144,951
Personal credit	24,033,559	24,338,888
Rural loans	8,419,040	8,543,433
Other	16,305,964	9,400,146
Limit operations (1)	44,615,928	46,373,308
Credit card	41,229,795	41,353,388
Overdraft for corporates/Individuals	3,386,133	5,019,920
Total portfolio	513,216,763	457,392,375

(1) It refers to outstanding operations with pre-established limits linked to current account and credit card, whose limits are automatically recomposed as the amounts used are paid.

Loans and advances to customers include the following financial lease receivables

Loans and advances to customers include the following financial lease receivables.

	R$ thousand
	On December 31
	2020	2019
Gross investments in financial leases receivable:
Up to one year	1,013,244	1,076,955
From one to five years	1,489,536	1,658,449
Over five years	143,658	122,111
Impairment loss on finance leases	(70,468)	(160,382)
Net investment	2,575,970	2,697,133

Net investments in finance leases:
Up to one year	987,530	1,012,714
From one to five years	1,446,058	1,563,529
Over five years	142,382	120,890
Total	2,575,970	2,697,133

Reconciliation of the gross book value of loans and advances to clients

Reconciliation of the gross book value of loans and advances to customers

Stage 1	R$ thousand
	Balance on December 31, 2019	Transfer to Stage 2	Transfer to Stage 3	Transfer from Stage 2	Transfer from Stage 3	Amortization	Originated	Constitution/ (Reversal) (1)	(Write off)	Balance on December 31, 2020

Companies	193,236,364	(2,206,226)	(1,490,046)	330,715	67,187	(9,770,601)	149,850,120	(112,456,390)	-	217,561,123
- Financing	91,632,329	(1,266,291)	(1,000,667)	99,463	41,167	(4,828,945)	48,408,504	(38,854,293)	-	94,231,267
- Borrowings	91,448,563	(543,880)	(294,077)	193,710	21,172	(4,941,656)	99,438,789	(68,522,416)	-	116,800,205
- Revolving	10,155,472	(396,055)	(195,302)	37,542	4,848	-	2,002,827	(5,079,681)	-	6,529,651
Individuals	199,384,196	(14,601,213)	(4,693,118)	1,217,269	580,355	(14,887,045)	105,059,308	(76,820,588)	-	195,239,164
- Financing	72,998,157	(5,142,405)	(587,237)	492,025	25,325	(8,377,986)	41,562,050	(19,637,553)	-	81,332,376
- Borrowings	88,176,321	(6,647,911)	(1,926,044)	456,863	13,417	(6,509,059)	55,442,719	(49,792,950)	-	79,213,356
- Revolving	38,209,718	(2,810,897)	(2,179,837)	268,381	541,613	-	8,054,539	(7,390,085)	-	34,693,432
Total	392,620,560	(16,807,439)	(6,183,164)	1,547,984	647,542	(24,657,646)	254,909,428	(189,276,978)	-	412,800,287

Stage 2	R$ thousand
	Balance on December 31, 2019	Transfer to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Transfer from Stage 3	Amortization	Originated	Constitution/ (Reversal) (1)	(Write off)	Balance on December 31, 2020

Companies	13,106,024	(330,715)	(1,385,968)	2,206,226	77,803	(2,378,718)	8,504,101	(5,838,387)	-	13,960,366
- Financing	5,732,352	(99,463)	(693,154)	1,266,291	57,520	(1,380,199)	2,906,774	(911,790)	-	6,878,331
- Borrowings	6,758,152	(193,710)	(630,399)	543,880	17,128	(998,519)	5,352,796	(4,519,348)	-	6,329,980
- Revolving	615,520	(37,542)	(62,415)	396,055	3,155	-	244,531	(407,249)	-	752,055
Individuals	19,594,715	(1,217,269)	(2,071,615)	14,601,213	794,308	(12,773,924)	29,573,277	(10,477,173)	-	38,023,532
- Financing	4,567,302	(492,025)	(220,419)	5,142,405	140,369	(5,444,290)	8,404,759	(1,442,111)	-	10,655,990
- Borrowings	12,019,579	(456,863)	(1,161,812)	6,647,911	62,719	(7,329,634)	20,588,030	(7,587,442)	-	22,782,488
- Revolving	3,007,834	(268,381)	(689,384)	2,810,897	591,220	-	580,488	(1,447,620)	-	4,585,054
Total	32,700,739	(1,547,984)	(3,457,583)	16,807,439	872,111	(15,152,642)	38,077,378	(16,315,560)	-	51,983,898

Stage 3	R$ thousand
	Balance on December 31, 2019	Transfer to Stage 1	Transfer to Stage 2	Transfer from Stage 1	Transfer from Stage 2	Amortization	Originated	Constitution/ (Reversal) (1)	(Write off)	Balance on December 31, 2020

Companies	20,633,998	(67,187)	(77,803)	1,490,046	1,385,968	(2,680,887)	14,626,196	(4,801,095)	(5,220,409)	25,288,827
- Financing	6,773,700	(41,167)	(57,520)	1,000,667	693,154	(1,211,218)	2,056,572	(584,841)	(1,277,104)	7,352,243
- Borrowings	13,121,182	(21,172)	(17,128)	294,077	630,399	(1,469,669)	12,159,563	(3,896,608)	(3,546,037)	17,254,607
- Revolving	739,116	(4,848)	(3,155)	195,302	62,415	-	410,061	(319,646)	(397,268)	681,977
Individuals	11,437,078	(580,355)	(794,308)	4,693,118	2,071,615	(3,953,496)	19,547,102	2,528,559	(11,805,562)	23,143,751
- Financing	1,049,805	(25,325)	(140,369)	587,237	220,419	(813,396)	1,085,403	(376,824)	(440,486)	1,146,464
- Borrowings	5,231,519	(13,417)	(62,719)	1,926,044	1,161,812	(3,140,100)	16,349,733	1,491,101	(6,284,128)	16,659,845
- Revolving	5,155,754	(541,613)	(591,220)	2,179,837	689,384	-	2,111,966	1,414,282	(5,080,948)	5,337,442
Total	32,071,076	(647,542)	(872,111)	6,183,164	3,457,583	(6,634,383)	34,173,298	(2,272,536)	(17,025,971)	48,432,578

Consolidated - 3 stages	R$ thousand
	Balance on December 31, 2019	Amortization	Originated	Constitution/ (Reversal) (1)	(Write off)	Balance on December 31, 2020

Companies	226,976,386	(14,830,206)	172,980,417	(123,095,872)	(5,220,409)	256,810,316
- Financing	104,138,381	(7,420,362)	53,371,850	(40,350,924)	(1,277,104)	108,461,841
- Borrowings	111,327,897	(7,409,844)	116,951,148	(76,938,372)	(3,546,037)	140,384,792
- Revolving	11,510,108	-	2,657,419	(5,806,576)	(397,268)	7,963,683
Individuals	230,415,989	(31,614,465)	154,179,687	(84,769,202)	(11,805,562)	256,406,447
- Financing	78,615,264	(14,635,672)	51,052,212	(21,456,488)	(440,486)	93,134,830
- Borrowings	105,427,419	(16,978,793)	92,380,482	(55,889,291)	(6,284,128)	118,655,689
- Revolving	46,373,306	-	10,746,993	(7,423,423)	(5,080,948)	44,615,928
Total	457,392,375	(46,444,671)	327,160,104	(207,865,074)	(17,025,971)	513,216,763

(1) Composed of advanced settlements, maturities and changes.

Stage 1	R$ thousand
	Balance on December 31, 2018	Transfer to Stage 2	Transfer to Stage 3	Transfer from Stage 2	Transfer from Stage 3	Amortization	Originated	Constitution/ (Reversal) (1)	(Write off)	Balance on December 31, 2019

Companies	174,823,333	(3,530,473)	(1,047,643)	1,740,309	99,605	(14,129,128)	126,296,922	(91,016,561)	-	193,236,364
- Financing	87,491,428	(2,665,550)	(216,644)	793,644	56,979	(6,599,164)	48,322,133	(35,550,497)	-	91,632,329
- Borrowings	77,801,046	(788,067)	(771,301)	932,838	34,874	(7,529,964)	70,778,365	(49,009,228)	-	91,448,563
- Revolving	9,530,859	(76,856)	(59,698)	13,827	7,752	-	7,196,424	(6,456,836)	-	10,155,472
Individuals	164,711,763	(3,830,157)	(2,331,304)	1,939,655	323,117	(15,271,291)	126,773,073	(72,930,660)	-	199,384,196
- Financing	62,636,298	(2,196,138)	(567,081)	843,573	62,471	(8,742,813)	31,123,133	(10,161,286)	-	72,998,157
- Borrowings	69,241,572	(1,524,297)	(1,697,183)	1,027,710	154,480	(6,528,478)	62,155,926	(34,653,409)	-	88,176,321
- Revolving	32,833,893	(109,722)	(67,040)	68,372	106,166	-	33,494,014	(28,115,965)	-	38,209,718
Total	339,535,096	(7,360,630)	(3,378,947)	3,679,964	422,722	(29,400,419)	253,069,995	(163,947,221)	-	392,620,560

Stage 2	R$ thousand
	Balance on December 31, 2018	Transfer to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Transfer from Stage 3	Amortization	Originated	Constitution/ (Reversal) (1)	(Write off)	Balance on December 31, 2019

Companies	21,750,671	(1,740,309)	(4,150,902)	3,530,473	604,824	(1,537,738)	5,702,723	(11,053,718)	-	13,106,024
- Financing	11,855,797	(793,644)	(3,637,599)	2,665,550	183,776	(640,153)	768,132	(4,669,507)	-	5,732,352
- Borrowings	9,449,412	(932,838)	(510,021)	788,067	415,621	(897,585)	4,445,528	(6,000,032)	-	6,758,152
- Revolving	445,462	(13,827)	(3,282)	76,856	5,427	-	489,063	(384,179)	-	615,520
Individuals	15,354,577	(1,939,655)	(1,100,985)	3,830,157	622,122	(1,616,061)	11,754,505	(7,309,945)	-	19,594,715
- Financing	4,130,401	(843,573)	(292,952)	2,196,138	70,757	(550,578)	693,061	(835,952)	-	4,567,302
- Borrowings	9,122,134	(1,027,710)	(691,602)	1,524,297	479,625	(1,065,483)	8,288,437	(4,610,119)	-	12,019,579
- Revolving	2,102,042	(68,372)	(116,431)	109,722	71,740	-	2,773,007	(1,863,874)	-	3,007,834
Total	37,105,248	(3,679,964)	(5,251,887)	7,360,630	1,226,946	(3,153,799)	17,457,228	(18,363,663)	-	32,700,739

Stage 3	R$ thousand
	Balance on December 31, 2018	Transfer to Stage 1	Transfer to Stage 2	Transfer from Stage 1	Transfer from Stage 2	Amortization	Originated	Constitution/ (Reversal) (1)	(Write off)	Balance on December 31, 2019

Companies	22,370,956	(99,605)	(604,824)	1,047,643	4,150,902	(552,471)	4,249,360	(3,941,465)	(5,986,498)	20,633,998
- Financing	6,325,568	(56,979)	(183,776)	216,644	3,637,599	(237,542)	422,843	(1,756,639)	(1,594,018)	6,773,700
- Borrowings	15,363,975	(34,874)	(415,621)	771,301	510,021	(314,929)	3,175,691	(1,928,627)	(4,005,755)	13,121,182
- Revolving	681,413	(7,752)	(5,427)	59,698	3,282	-	650,826	(256,199)	(386,725)	739,116
Individuals	12,481,355	(323,117)	(622,122)	2,331,304	1,100,985	(1,010,738)	6,655,466	1,502,563	(10,678,618)	11,437,078
- Financing	1,094,697	(62,471)	(70,757)	567,081	292,952	(372,611)	215,265	(117,483)	(496,868)	1,049,805
- Borrowings	5,604,645	(154,480)	(479,625)	1,697,183	691,602	(638,127)	2,679,383	1,146,472	(5,315,534)	5,231,519
- Revolving	5,782,013	(106,166)	(71,740)	67,040	116,431	-	3,760,818	473,574	(4,866,216)	5,155,754
Total	34,852,311	(422,722)	(1,226,946)	3,378,947	5,251,887	(1,563,209)	10,904,826	(2,438,902)	(16,665,116)	32,071,076

Consolidated - 3 stages	R$ thousand
	Balance on December 31, 2018	Amortization	Originated	Constitution/ (Reversal) (1)	(Write off)	Balance on December 31, 2019

Companies	218,944,960	(16,219,337)	136,249,005	(106,011,744)	(5,986,498)	226,976,386
Financing and on-lending	105,672,793	(7,476,859)	49,513,108	(41,976,643)	(1,594,018)	104,138,381
Borrowings	102,614,433	(8,742,478)	78,399,584	(56,937,887)	(4,005,755)	111,327,897
Revolving	10,657,734	-	8,336,313	(7,097,214)	(386,725)	11,510,108
Individuals	192,547,695	(17,898,090)	145,183,044	(78,738,042)	(10,678,618)	230,415,989
Financing and on-lending	67,861,396	(9,666,002)	32,031,459	(11,114,721)	(496,868)	78,615,264
Borrowings	83,968,351	(8,232,088)	73,123,746	(38,117,056)	(5,315,534)	105,427,419
Revolving	40,717,948	-	40,027,839	(29,506,265)	(4,866,216)	46,373,306
Total	411,492,655	(34,117,427)	281,432,049	(184,749,786)	(16,665,116)	457,392,375

(1) Composed of advanced settlements, maturities and changes.

Reconciliation of expected losses from loans and advances to clients

Reconciliation of expected losses from loans and advances to customers

Stage 1	R$ thousand
	Balance on December 31, 2019	Transfer to Stage 2	Transfer to Stage 3	Transfer from Stage 2	Transfer from Stage 3	Remeasurement	Originated	Constitution/ (Reversal)	(Write off)	Balance on December 31, 2020

Companies	5,248,063	(123,246)	(75,367)	60,005	61,068	(903,698)	3,371,617	(2,980,502)	-	4,657,940
- Financing	1,705,068	(49,907)	(27,696)	16,574	31,255	(333,242)	658,126	(565,632)	-	1,434,546
- Borrowings	3,176,569	(53,547)	(37,344)	39,733	22,403	(570,456)	2,410,885	(2,239,660)	-	2,748,583
- Revolving	366,426	(19,792)	(10,327)	3,698	7,410	-	302,606	(175,210)	-	474,811
Individuals	7,818,574	(697,750)	(395,724)	131,913	735,688	(528,786)	1,675,794	(2,476,657)	-	6,263,052
- Financing	939,390	(119,136)	(18,889)	63,780	9,837	(269,484)	497,334	(338,900)	-	763,932
- Borrowings	2,253,045	(210,380)	(79,140)	28,887	8,422	(259,302)	1,653,102	(1,316,920)	-	2,077,714
- Revolving	4,626,139	(368,234)	(297,695)	39,246	717,429	-	(474,642)	(820,837)	-	3,421,406
Total	13,066,637	(820,996)	(471,091)	191,918	796,756	(1,432,484)	5,047,411	(5,457,159)	-	10,920,992

Stage 2	R$ thousand
	Balance on December 31, 2019	Transfer to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Transfer from Stage 3	Remeasurement	Originated	Constitution/ (Reversal)	(Write off)	Balance on December 31, 2020

Companies	1,890,105	(60,005)	(265,984)	123,246	38,907	(204,168)	1,255,949	(1,232,383)	-	1,545,667
- Financing	216,936	(16,574)	(37,785)	49,907	17,910	(16,975)	346,847	(60,772)	-	499,494
- Borrowings	1,610,244	(39,733)	(221,113)	53,547	15,372	(187,193)	840,047	(1,133,519)	-	937,652
- Revolving	62,925	(3,698)	(7,086)	19,792	5,625	-	69,055	(38,092)	-	108,521
Individuals	2,745,182	(131,913)	(421,879)	697,750	538,366	15,143	4,766,938	(1,414,664)	-	6,794,923
- Financing	603,412	(63,780)	(29,919)	119,136	62,383	400,501	2,185,389	(172,335)	-	3,104,787
- Borrowings	1,647,973	(28,887)	(246,523)	210,380	36,954	(385,358)	2,714,098	(1,009,214)	-	2,939,423
- Revolving	493,797	(39,246)	(145,437)	368,234	439,029	-	(132,549)	(233,115)	-	750,713
Total	4,635,287	(191,918)	(687,863)	820,996	577,273	(189,025)	6,022,887	(2,647,047)	-	8,340,590

Stage 3	R$ thousand
	Balance on December 31, 2019	Transfer to Stage 1	Transfer to Stage 2	Transfer from Stage 1	Transfer from Stage 2	Remeasurement	Originated	Constitution/ (Reversal)	(Write off)	Balance on December 31, 2020

Companies	12,248,924	(61,068)	(38,907)	75,367	265,984	298,005	8,314,816	(1,566,331)	(5,220,409)	14,316,381
- Financing	2,996,708	(31,255)	(17,910)	27,696	37,785	970,922	1,224,427	123,928	(1,277,104)	4,055,197
- Borrowings	8,700,237	(22,403)	(15,372)	37,344	221,113	(672,917)	6,627,728	(1,561,378)	(3,546,037)	9,768,315
- Revolving	551,979	(7,410)	(5,625)	10,327	7,086	-	462,661	(128,881)	(397,268)	492,869
Individuals	8,201,536	(735,688)	(538,366)	395,724	421,879	(405,497)	11,224,590	5,421,072	(11,805,562)	12,179,688
- Financing	530,122	(9,837)	(62,383)	18,889	29,919	(45,990)	589,605	16,122	(440,486)	625,961
- Borrowings	3,733,550	(8,422)	(36,954)	79,140	246,523	(359,507)	7,443,890	2,829,081	(6,284,128)	7,643,173
- Revolving	3,937,864	(717,429)	(439,029)	297,695	145,437	-	3,191,095	2,575,869	(5,080,948)	3,910,554
Total	20,450,460	(796,756)	(577,273)	471,091	687,863	(107,492)	19,539,406	3,854,741	(17,025,971)	26,496,069

Consolidated - 3 stages	R$ thousand
	Balance on December 31, 2019	Remeasurement	Originated	Constitution/ (Reversal)	(Write off)	Balance on December 31, 2020

Companies	19,387,092	(809,861)	12,942,382	(5,779,216)	(5,220,409)	20,519,988
- Financing	4,918,712	620,705	2,229,400	(502,476)	(1,277,104)	5,989,237
- Borrowings	13,487,050	(1,430,566)	9,878,660	(4,934,557)	(3,546,037)	13,454,550
- Revolving	981,330	-	834,322	(342,183)	(397,268)	1,076,201
Individuals	18,765,292	(919,140)	17,667,322	1,529,751	(11,805,562)	25,237,663
- Financing	2,072,924	85,027	3,272,328	(495,113)	(440,486)	4,494,680
- Borrowings	7,634,568	(1,004,167)	11,811,090	502,947	(6,284,128)	12,660,310
- Revolving	9,057,800	-	2,583,904	1,521,917	(5,080,948)	8,082,673
Total (1)	38,152,384	(1,729,001)	30,609,704	(4,249,465)	(17,025,971)	45,757,651

(1) Consider expected losses on loans, commitments to be released and financial guarantees provided.

Stage 1	R$ thousand
	Balance on December 31, 2018	Transfer to Stage 2	Transfer to Stage 3	Transfer from Stage 2	Transfer from Stage 3	Remeasurement	Originated	Constitution/ (Reversal)	(Write off)	Balance on December 31, 2019

Companies	3,443,204	(94,861)	(67,862)	160,068	67,150	(699,827)	3,512,364	(1,072,173)	-	5,248,063
- Financing	1,122,680	(37,774)	(8,497)	41,914	34,652	4,017	775,161	(227,085)	-	1,705,068
- Borrowings	1,945,637	(52,890)	(57,437)	116,806	23,010	(703,844)	2,515,926	(610,639)	-	3,176,569
- Revolving	374,887	(4,197)	(1,928)	1,348	9,488	-	221,277	(234,449)	-	366,426
Individuals	7,273,362	(164,394)	(157,138)	177,609	251,008	(750,372)	5,812,053	(4,623,554)	-	7,818,574
- Financing	901,119	(66,512)	(34,051)	78,516	28,735	(257,642)	476,691	(187,466)	-	939,390
- Borrowings	2,053,854	(79,136)	(107,024)	84,208	94,472	(492,730)	1,716,160	(1,016,759)	-	2,253,045
- Revolving	4,318,389	(18,746)	(16,063)	14,885	127,801	-	3,619,202	(3,419,329)	-	4,626,139
Total	10,716,566	(259,255)	(225,000)	337,677	318,158	(1,450,199)	9,324,417	(5,695,727)	-	13,066,637

Stage 2	R$ thousand
	Balance on December 31, 2018	Transfer to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Transfer from Stage 3	Remeasurement	Originated	Constitution/ (Reversal)	(Write off)	Balance on December 31, 2019

Companies	2,547,908	(160,068)	(953,343)	94,861	212,921	(355,917)	1,218,315	(714,572)	-	1,890,105
- Financing	1,445,950	(41,914)	(835,870)	37,774	29,175	(205,170)	51,560	(264,569)	-	216,936
- Borrowings	1,047,715	(116,806)	(117,292)	52,890	178,660	(150,747)	1,117,295	(401,471)	-	1,610,244
- Revolving	54,243	(1,348)	(181)	4,197	5,086	-	49,460	(48,532)	-	62,925
Individuals	1,831,813	(177,609)	(173,561)	164,394	384,088	(100,890)	1,672,251	(855,304)	-	2,745,182
- Financing	405,730	(78,516)	(38,370)	66,512	30,577	209,080	94,304	(85,905)	-	603,412
- Borrowings	1,097,633	(84,208)	(116,067)	79,136	271,118	(309,970)	1,195,503	(485,172)	-	1,647,973
- Revolving	328,450	(14,885)	(19,124)	18,746	82,393	-	382,444	(284,227)	-	493,797
Total	4,379,721	(337,677)	(1,126,904)	259,255	597,009	(456,807)	2,890,566	(1,569,876)	-	4,635,287

Stage 3	R$ thousand
	Balance on December 31, 2018	Transfer to Stage 1	Transfer to Stage 2	Transfer from Stage 1	Transfer from Stage 2	Remeasurement	Originated	Constitution/ (Reversal)	(Write off)	Balance on December 31, 2019

Companies	10,860,724	(67,150)	(212,921)	67,862	953,343	2,832,030	1,938,037	1,863,497	(5,986,498)	12,248,924
- Financing	2,681,912	(34,652)	(29,175)	8,497	835,870	727,234	242,132	158,908	(1,594,018)	2,996,708
- Borrowings	7,635,874	(23,010)	(178,660)	57,437	117,292	2,104,796	1,162,299	1,829,964	(4,005,755)	8,700,237
- Revolving	542,938	(9,488)	(5,086)	1,928	181	-	533,606	(125,375)	(386,725)	551,979
Individuals	8,419,460	(251,008)	(384,088)	157,138	173,561	1,339,621	4,773,024	4,652,446	(10,678,618)	8,201,536
- Financing	619,474	(28,735)	(30,577)	34,051	38,370	154,279	107,267	132,861	(496,868)	530,122
- Borrowings	3,411,114	(94,472)	(271,118)	107,024	116,067	1,185,342	1,818,298	2,776,829	(5,315,534)	3,733,550
- Revolving	4,388,872	(127,801)	(82,393)	16,063	19,124	-	2,847,459	1,742,756	(4,866,216)	3,937,864
Total	19,280,184	(318,158)	(597,009)	225,000	1,126,904	4,171,651	6,711,061	6,515,943	(16,665,116)	20,450,460

Consolidated - 3 stages	R$ thousand
	Expected loss on December 31, 2018	Remeasurement	Originated	Constitution/ (Reversal)	(Write off)	Loss expected on December 31, 2019

Companies	16,851,836	1,776,286	6,668,716	76,752	(5,986,498)	19,387,092
Financing and on-lending	5,250,542	526,081	1,068,853	(332,746)	(1,594,018)	4,918,712
Borrowings	10,629,226	1,250,205	4,795,520	817,854	(4,005,755)	13,487,050
Revolving	972,068	-	804,343	(408,356)	(386,725)	981,330
Individuals	17,524,635	488,359	12,257,328	(826,412)	(10,678,618)	18,765,292
Financing and on-lending	1,926,323	105,717	678,262	(140,510)	(496,868)	2,072,924
Borrowings	6,562,601	382,642	4,729,961	1,274,898	(5,315,534)	7,634,568
Revolving	9,035,711	-	6,849,105	(1,960,800)	(4,866,216)	9,057,800
Total (1)	34,376,471	2,264,645	18,926,044	(749,660)	(16,665,116)	38,152,384

(1) Consider expected losses on loans, commitments to be released and financial guarantees provided.

Probabilities assigned to each scenario and the impacts

In order to determine possible oscillations of expected loss arising from the economic projections, simulations were made by changing the weighting of the scenarios used in the calculation of the expected loss. In the table below, we show the probabilities assigned to each scenario and the impacts:

	On December 31, 2020 - R$ thousand
	Weighting			Constitution/ (Reversal)
	Base Scenario	Optimistic Scenario*	Pessimistic Scenario**

Simulation 1	100%	-	-	(300,652)
Simulation 2	-	100%	-	(502,242)
Simulation 3	-	-	100%	1,226,712

* Scenario in which the economy grows more than expected.
** Scenario in which the economy grows less than expected.

ALL expense with expected net loss of recoveries

Expected loss on loans and advances

	Years ended December 31 - R$ thousand
	2020	2019
Amount recorded	24,631,238	20,441,029
Amount recovered	(5,919,397)	(7,908,896)
Expected loss on loans and advances	18,711,841	12,532,133

Changes made and our analysis of our portfolio of renegotiated loans and advances to customers

The following table shows changes made and our analysis of our portfolio of renegotiated loans and advances to customers:

	R$ thousand
	On December 31
	2020	2019
Opening balance	19,030,657	17,143,212
Additional renegotiated amounts, including interest	34,683,660	20,283,735
Payments received	(19,448,835)	(13,363,684)
Write-offs	(4,508,342)	(5,032,606)
Closing balance	29,757,140	19,030,657
Expected loss on loans and advances	(10,659,899)	(8,021,445)
Total renegotiated loans and advances to customers, net of impairment at the end of the year	19,097,241	11,009,212

Impairment on renegotiated loans and advances as a percentage of the renegotiated portfolio	35.8%	42.2%
Total renegotiated loans and advances as a percentage of the total loan portfolio	5.8%	4.2%
Total renegotiated loans and advances as a percentage of the total loan portfolio, net of impairment	3.7%	2.6%